Financial instruments - changes in Financial Liabilities, level 3 fair value - Subsidiary Preferred Shares and Convertible Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Balance at beginning of period	$ 110,441
Finance Costs	(6,115)	$ (46,147)	$ 25,917
Balance at end of period	153,633	110,441
Subsidiary Preferred Shares
Disclosure of financial liabilities [line items]
Balance at beginning of period	100,989
Conversion		4,894
Deconsolidation		(207,346)
Change in fair value	4,234	33,636
Other		(108)
Cash Distribution		(112)
Balance at end of period	118,972	100,989
Subsidiary Preferred Shares | At fair value [member]
Disclosure of financial liabilities [line items]
Balance at beginning of period	100,989	217,519	215,635
Value at Issuance	13,750	51,048	54,537
Conversion			7,930
Conversion to preferred		4,894
Conversion to common		0
Deconsolidation		(207,346)	(36,517)
Change in fair value	4,234	33,636	(24,066)
Finance Costs		1,458
Other		(112)
Cash Distribution		(108)
Balance at end of period	118,972	100,989	217,519
Subsidiary Convertible Notes
Disclosure of financial liabilities [line items]
Conversion to preferred		(4,894)
Conversion to common		(2,418)
Deconsolidation		(5,017)
Change in fair value	0	1,389
Subsidiary Convertible Notes | At fair value [member]
Disclosure of financial liabilities [line items]
Balance at beginning of period	125	9,458	11,343
Value at Issuance	25,000	1,607	5,824
Conversion			(7,581)
Conversion to preferred		(4,894)
Conversion to common		(2,418)
Deconsolidation		(5,017)	0
Change in fair value	0	1,389	(128)
Finance Costs		0
Other		0
Cash Distribution		0
Balance at end of period	$ 25,125	$ 125	$ 9,458